Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 565	$ 641	$ 1,775	$ 1,813	$ 2,442	$ 1,718
Cost of revenues	779	687	2,100	2,038	2,627	2,571
Gross loss	(214)	(46)	(325)	(225)	(185)	(853)
Operating expenses:
Sales and marketing	1,976	675	3,872	2,173	2,806	2,858
Research and development	757	549	1,847	1,616	2,054	1,997
General and administrative	3,212	840	6,446	2,622	3,515	2,643
Total operating expenses	5,945	2,064	12,165	6,411	8,375	7,498
Loss from operations	(6,159)	(2,110)	(12,490)	(6,636)	(8,560)	(8,351)
Other income (expense):
Gain on debt extinguishment	928		928
Interest expense, net	(364)	(100)	(2,657)	(108)	(1,093)	(18)
Other expense	(131)		(355)		(351)
Total other income (expense)	433	(100)	(2,084)	(108)	(1,444)	(18)
Net loss and comprehensive loss	$ (5,726)	$ (2,210)	$ (14,574)	$ (6,744)	$ (10,004)	$ (8,369)
Weighted average shares outstanding used in computing net loss per share, basic and diluted	7,134,642	4,411,255	5,331,876	4,410,789	4,410,913	4,407,103
Net loss per common share outstanding, basic and diluted	$ (0.80)	$ (0.50)	$ (2.73)	$ (1.53)	$ (2.27)	$ (1.90)
Assay Revenue
Revenues:
Total revenues	$ 385	$ 321	$ 905	$ 853	$ 1,281	$ 1,051
Contract Revenue
Revenues:
Total revenues	$ 180	$ 320	$ 870	$ 960	$ 1,161	$ 667